Average Annual Total Returns - Class A Class C and Institutional Class - Japan 2x Strategy Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class A Nikkei-225 Stock Average Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class A Nikkei-225 Stock Average Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class A Nikkei-225 Stock Average Index (reflects no deduction for fees, expenses or taxes) 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class C Return After Taxes on Distributions 1 Year	Class C Return After Taxes on Distributions 5 Years	Class C Return After Taxes on Distributions 10 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class C Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Nikkei-225 Stock Average Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class C Nikkei-225 Stock Average Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class C Nikkei-225 Stock Average Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	34.07%	18.65%	11.46%	33.77%	18.30%	11.30%	20.16%	15.06%	9.49%	22.35%	10.99%	7.82%	38.69%	18.94%	11.21%	38.35%	18.55%	11.03%	22.89%	15.29%	9.27%	22.35%	10.99%	7.82%